Notes Payable - Schedule of Maturities of Notes Payable (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 392	$ 1,369
2017	288	281
2018		288
2019		0
2020		0
Total	680	1,938
Less: current portion	392	1,369	$ 104
Notes payable, net of current portion	288	569	$ 61
Total	$ 680	$ 1,938